Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2010
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

NOTE 5.  Supplemental Balance Sheet Information

Accounts payable (included as a separate line item in the Consolidated Balance Sheet) includes drafts payable on demand of $82 million and $83 million as of December 31, 2010, and 2009, respectively. Accumulated depreciation for capital leases totaled $50 million at both December 31, 2010 and 2009. Additional supplemental balance sheet information is provided in the table that follows.

(Millions)	2010	2009
Other current assets
Prepaid expenses and other	$555	$657
Deferred income taxes	282	330
Derivative assets-current	38	25
Product and other insurance receivables	92	110
Total other current assets	$967	$1,122

Investments
Equity-method	$84	$73
Available-for-sale	21	11
Cost method and other	41	19
Total investments	$146	$103

Property, plant and equipment — at cost
Land	$358	$291
Buildings and leasehold improvements	6,321	6,069
Machinery and equipment	12,769	12,296
Construction in progress	656	627
Capital leases	149	157
Gross property, plant and equipment	20,253	19,440
Accumulated depreciation	(12,974)	(12,440)
Property, plant and equipment — net	$7,279	$7,000

Other assets
Deferred income taxes	$648	$625
Product and other insurance receivables	143	171
Cash surrender value of life insurance policies	213	202
Other	258	277
Total other assets	$1,262	$1,275

Other current liabilities
Accrued trade payables	$476	$464
Deferred income	369	316
Derivative liabilities	87	94
Restructuring actions	22	76
Employee benefits and withholdings	167	150
Product and other claims	132	123
Property and other taxes	196	198
Pension and postretirement benefits	41	41
Deferred income taxes	26	27
Other	506	410
Total other current liabilities	$2,022	$1,899

Other liabilities
Long term income taxes payable	$627	$611
Employee benefits	524	491
Product and other claims	324	330
Capital lease obligations	94	107
Deferred income	18	23
Deferred income taxes	198	91
Other	69	74
Total other liabilities	$1,854	$1,727